Schedule of Investments

Emerald Growth Fund

July 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.64%
Basic Materials: 1.42%
460,545	Avient Corp.	$22,345,643

Consumer Discretionary: 18.70%
304,570	Chegg, Inc.(a)	26,994,039
130,024	Churchill Downs, Inc.	24,158,459
262,829	Chuy’s Holdings, Inc.(a)	8,673,357
165,737	Dick’s Sporting Goods, Inc.	17,259,851
1,058,579	Everi Holdings, Inc.(a)	24,019,158
92,734	Five Below, Inc.(a)	18,029,344
216,082	Jack in the Box, Inc.	23,522,687
295,189	Latham Group, Inc.(a)	8,052,756
474,873	Lindblad Expeditions Holdings, Inc.(a)	6,501,011
400,758	National Vision Holdings, Inc.(a)	21,632,917
603,214	Noodles & Co.(a)	7,202,375
368,254	Petco Health & Wellness Company(a)	7,597,080
199,002	Planet Fitness, Inc., Class A(a)	14,970,920
856,092	PlayAGS, Inc.(a)	6,643,274
358,531	SeaWorld Entertainment, Inc.(a)	16,997,955
259,110	Sun Country Airlines Holdings, Inc.(a)	8,418,484
400,257	Tilly’s, Inc., Class A	5,935,811
125,546	Visteon Corp.(a)	14,318,521
156,910	Winnebago Industries, Inc.	11,277,122
224,096	YETI Holdings, Inc.(a)	21,587,168
		293,792,289

Consumer Staples: 6.06%
731,750	BellRing Brands, Inc., Class A(a)	24,198,973
243,555	Freshpet, Inc.(a)	35,668,630
73,435	Hydrofarm Holdings Group, Inc.(a)	3,623,283
722,996	Simply Good Foods Co.(a)	27,097,890
349,869	Zevia PBC, Class A(a)	4,656,756
		95,245,532

Energy: 0.89%
150,753	Ameresco, Inc., Class A(a)	10,331,103
260,010	American Superconductor Corp.(a)	3,653,140
		13,984,243

Financial Services: 12.16%
730,176	BRP Group, Inc., Class A(a)	19,904,598
1,182,409	Eastern Bankshares, Inc.	21,578,964
86,775	Enterprise Financial Services Corp.	3,867,562
176,547	Houlihan Lokey, Inc.	15,730,338
255,736	Live Oak Bancshares, Inc.	15,392,750
180,500	Mid Penn Bancorp, Inc.	4,702,025
53,600	Midwest Holding, Inc.(a)	2,150,968
406,204	Moelis & Co., Class A	24,067,587
366,429	OceanFirst Financial Corp.	7,145,365
Shares		Value (Note 2)
Financial Services (continued)
586,542	Pacific Premier Bancorp, Inc.	$22,276,865
251,212	Palomar Holdings, Inc.(a)	20,456,193
73,992	Silvergate Capital Corp., Class A(a)	7,606,378
150,344	South State Corp.	10,349,681
311,670	Trinity Capital, Inc.	4,447,531
45,295	Triumph Bancorp, Inc.(a)	3,472,315
577,860	Voyager Digital, Ltd.(a)	7,845,027
		190,994,147

Health Care: 20.18%
376,850	Applied Therapeutics, Inc.(a)	6,485,588
138,845	Arena Pharmaceuticals, Inc.(a)	8,588,952
157,050	Arvinas, Inc.(a)	15,877,755
304,060	AtriCure, Inc.(a)	25,680,908
37,459	Biohaven Pharmaceutical Holding Co., Ltd.(a)	4,720,209
140,919	Blueprint Medicines Corp.(a)	12,382,552
445,807	Collegium Pharmaceutical, Inc.(a)	11,096,136
1,166,175	Curis, Inc.(a)	8,851,268
254,659	CVRx, Inc.(a)	5,026,969
60,000	DermTech, Inc.(a)	2,019,600
223,213	Dicerna Pharmaceuticals, Inc.(a)	8,372,720
200,000	Evolus, Inc.(a)	2,164,000
87,995	Fate Therapeutics, Inc.(a)	7,285,986
865,259	Gossamer Bio, Inc.(a)	6,800,936
191,920	Imago Biosciences, Inc.(a)	3,515,974
139,177	Integer Holdings Corp.(a)	13,624,037
170,922	KalVista Pharmaceuticals, Inc.(a)	3,442,369
30,514	Karuna Therapeutics, Inc.(a)	3,485,309
1,570,220	MannKind Corp.(a)	6,437,902
268,798	Merit Medical Systems, Inc.(a)	18,840,052
575,523	NeoGenomics, Inc.(a)	26,531,610
495,776	Ocular Therapeutix, Inc.(a)	5,458,494
900,940	Organogenesis Holdings, Inc.(a)	13,820,420
409,500	ORIC Pharmaceuticals, Inc.(a)	6,818,175
67,429	Passage Bio, Inc.(a)	795,662
113,584	Privia Health Group, Inc.(a)	4,713,736
87,930	Protagonist Therapeutics, Inc.(a)	4,346,380
151,759	Reata Pharmaceuticals, Inc., Class A(a)	19,016,920
429,603	Replimune Group, Inc.(a)	14,060,906
401,054	SeaSpine Holdings Corp.(a)	7,856,648
226,253	TransMedics Group, Inc.(a)	6,452,736
118,078	Treace Medical Concepts, Inc.(a)	3,573,040
72,775	Turning Point Therapeutics, Inc.(a)	4,644,500
26,698	Twist Bioscience Corp.(a)	3,285,189
19,755	Ultragenyx Pharmaceutical, Inc.(a)	1,577,042
106,024	United Therapeutics Corp.(a)	19,288,946
		316,939,626

Industrials: 16.84%
190,070	Altra Industrial Motion Corp.	11,913,587
328,558	AZEK Co., Inc.(a)	11,949,654

Shares		Value (Note 2)
Industrials (continued)
175,000	Babcock & Wilcox Enterprises, Inc.(a)	$1,253,000
212,613	Byrna Technologies, Inc.(a)	5,102,712
221,062	Chart Industries, Inc.(a)	34,364,088
353,518	Echo Global Logistics, Inc.(a)	10,934,312
138,548	FARO Technologies, Inc.(a)	10,098,764
335,034	First Advantage Corp.(a)	6,570,017
132,719	Forward Air Corp.	11,737,668
150,673	H&E Equipment Services, Inc.	5,127,402
334,829	Hayward Holdings, Inc.(a)	8,066,031
878,394	Kratos Defense & Security Solutions, Inc.(a)	23,892,317
112,502	Masonite International Corp.(a)	12,730,726
313,591	Montrose Environmental Group, Inc.(a)	16,836,701
69,041	NV5 Global, Inc.(a)	6,558,895
256,383	Paya Holdings, Inc., Class A(a)	2,945,841
202,894	Repay Holdings Corp.(a)	5,054,089
308,175	Summit Materials, Inc., Class A(a)	10,354,680
200,489	Tetra Tech, Inc.	26,769,291
231,021	Trex Co., Inc.(a)	22,432,139
239,913	TriNet Group, Inc.(a)	19,907,981
		264,599,895

Real Estate: 0.97%
160,424	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,112,083
78,761	Ryman Hospitality Properties, Inc.(a)	6,040,969
		15,153,052

Technology: 20.60%
400,516	Cantaloupe, Inc.(a)	4,141,335
375,956	Cohu, Inc.(a)	13,312,602
239,530	Covetrus, Inc.(a)	6,098,434
171,961	Diodes, Inc.(a)	14,100,802
106,612	DoubleVerify Holdings, Inc.(a)	3,688,775
352,753	EverQuote, Inc., Class A(a)	10,646,085
250,730	FormFactor, Inc.(a)	9,342,200
100,657	Jamf Holding Corp.(a)	3,302,556
224,158	Lattice Semiconductor Corp.(a)	12,720,966
243,685	LiveRamp Holdings, Inc.(a)	9,749,837
551,483	MACOM Technology Solutions Holdings, Inc.(a)	34,037,531
380,904	MediaAlpha, Inc., Class A(a)	12,722,194
351,203	Model N, Inc.(a)	11,368,441
287,099	Onto Innovation, Inc.(a)	20,119,898
242,004	Perficient, Inc.(a)	22,818,557
125,839	Q2 Holdings, Inc.(a)	13,000,427
379,905	Rapid7, Inc.(a)	43,214,194
393,329	Sailpoint Technologies Holdings, Inc.(a)	19,662,517
205,147	Semtech Corp.(a)	12,700,651
149,996	SkyWater Technology, Inc.(a)	2,588,931
270,603	Super Micro Computer, Inc.(a)	10,293,738
Shares		Value (Note 2)
Technology (continued)
555,810	Varonis Systems, Inc.(a)	$34,015,572
		323,646,243

Telecommunications: 1.82%
194,296	Cogent Communications Holdings, Inc.	15,079,313
92,917	Shenandoah Telecommunications Co.	4,905,088
514,835	Viavi Solutions, Inc.(a)	8,592,596
		28,576,997

	Total Common Stocks
	(Cost $950,965,711)	1,565,277,667

SHORT TERM INVESTMENTS: 1.09%
	Dreyfus Government Cash Management Fund - Institutional Class
17,107,517	0.030% (7-Day Yield)	17,107,517

	Total Short Term Investments
	(Cost $17,107,517)	17,107,517

Total Investments: 100.73%
(Cost $968,073,228)		1,582,385,184

Liabilities In Excess Of Other Assets: (0.73)%		(11,509,096)
Net Assets: 100.00%		$1,570,876,088

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.75%
Basic Materials: 1.63%
2,106	Scotts Miracle-Gro Co.	$372,678

Consumer Discretionary: 23.17%
364	Amazon.com, Inc.(a)	1,211,243
107	Booking Holdings, Inc.(a)	233,074
3,721	Camping World Holdings, Inc., Class A	146,459
5,002	Chegg, Inc.(a)	443,327
728	Churchill Downs, Inc.	135,262
14,716	Cinemark Holdings, Inc.(a)	228,540
3,560	Dick’s Sporting Goods, Inc.	370,738
18,799	Everi Holdings, Inc.(a)	426,549
418	Home Depot, Inc.	137,183
1,791	Hyatt Hotels Corp., Class A(a)	143,047
490	NIKE, Inc., Class B	82,080
15,167	Petco Health & Wellness Company(a)	312,895
28,451	PlayAGS, Inc.(a)	220,780
8,915	SeaWorld Entertainment, Inc.(a)	422,660
1,354	Texas Roadhouse, Inc., Class A	124,798
1,135	Williams-Sonoma, Inc.	172,180
6,792	Winnebago Industries, Inc.	488,141
		5,298,956

Consumer Staples: 1.32%
741	Freshpet, Inc.(a)	108,520
3,206	Simply Good Foods Co.(a)	120,161
5,498	Zevia PBC, Class A(a)	73,178
		301,859

Energy: 4.05%
4,803	Cheniere Energy, Inc.(a)	407,919
2,642	Hess Corp.	201,954
19,067	TechnipFMC PLC(a)	137,664
57,642	TETRA Technologies, Inc.(a)	178,114
		925,651

Financial Services: 5.14%
1,814	Blackstone Group, Inc., Class A	209,100
508	S&P Global, Inc.	217,790
2,528	Silvergate Capital Corp., Class A(a)	259,878
23,380	Voyager Digital, Ltd.(a)	317,407
1,839	Western Alliance Bancorp	170,696
		1,174,871

Health Care: 9.01%
5,430	Applied Therapeutics, Inc.(a)	93,450
10,277	Avrobio, Inc.(a)	75,639
11,876	Curis, Inc.(a)	90,139
2,948	Dicerna Pharmaceuticals, Inc.(a)	110,579
Shares		Value (Note 2)
Health Care (continued)
3,967	Horizon Therapeutics PLC(a)	$396,779
2,298	Integer Holdings Corp.(a)	224,951
1,911	Reata Pharmaceuticals, Inc., Class A(a)	239,467
5,918	SeaSpine Holdings Corp.(a)	115,934
4,040	Stevanato Group SpA(a)	81,568
3,197	TransMedics Group, Inc.(a)	91,178
1,731	United Therapeutics Corp.(a)	314,921
677	Veeva Systems, Inc., Class A(a)	225,245
		2,059,850

Industrials: 13.35%
40,327	Babcock & Wilcox Enterprises, Inc.(a)	288,741
2,801	Byrna Technologies, Inc.(a)	67,224
3,026	Chart Industries, Inc.(a)	470,392
1,501	Crown Holdings, Inc.	149,740
4,798	First Advantage Corp.(a)	94,089
624	Generac Holdings, Inc.(a)	261,680
11,231	Hayward Holdings, Inc.(a)	270,555
6,606	Kratos Defense & Security Solutions, Inc.(a)	179,683
2,005	PayPal Holdings, Inc.(a)	552,437
1,927	Trex Co., Inc.(a)	187,112
1,148	Visa, Inc., Class A	282,856
1,784	XPO Logistics, Inc.(a)	247,423
		3,051,932

Real Estate: 0.72%
1,860	CoStar Group, Inc.(a)	165,261

Technology: 41.36%
255	Adobe, Inc.(a)	158,516
1,260	Advanced Micro Devices, Inc.(a)	133,799
433	Alphabet, Inc., Class A(a)	1,166,731
13,220	Apple, Inc.	1,928,269
7,933	Cohu, Inc.(a)	280,908
628	Crowdstrike Holdings, Inc., Class A(a)	159,267
885	DocuSign, Inc.(a)	263,765
9,676	Ebix, Inc.	292,409
6,658	EverQuote, Inc., Class A(a)	200,938
2,242	Facebook, Inc., Class A(a)	798,825
641	HubSpot, Inc.(a)	382,049
6,065	Microsoft Corp.	1,727,979
306	Mongodb Inc(a)	109,829
4,744	NVIDIA Corp.	925,033
6,893	SkyWater Technology, Inc.(a)	118,973
1,020	Teradyne, Inc.	129,540
917	UiPath, Inc., Class A(a)	57,368
7,833	Varonis Systems, Inc.(a)	479,380

Shares		Value (Note 2)
Technology (continued)
5,487	ZipRecruiter, Inc., Class A(a)	$143,101
		9,456,679

	Total Common Stocks
	(Cost $14,380,150)	22,807,737

SHORT TERM INVESTMENTS: 0.49%
	Dreyfus Government Cash Management Fund - Institutional Class
111,565	0.030% (7-Day Yield)	111,565

	Total Short Term Investments
	(Cost $111,565)	111,565

Total Investments: 100.24%
(Cost $14,491,715)		22,919,302

Liabilities In Excess Of Other Assets: (0.24)%		(54,818)
Net Assets: 100.00%		$22,864,484

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2021 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.16%
Financial Services: 73.29%
Asset Managers And Custodians: 12.20%
328,500	Blue Owl Capital, Inc.(a)	$4,681,125
55,700	Concord Acquisition Corp., Class A(a)	564,798
165,280	Diginex, Ltd.(a)	879,290
387,930	Ether Capital Corp.(a)	985,342
122,260	Far Peak Acquisition Corp., Class A(a)	1,215,264
400,680	Figure Acquisition Corp. I(a)	4,026,834
620,957	Fintech Acquisition Corp. V, Class A(a)	6,240,618
683,720	Good Works Acquisition Corp.(a)	6,782,502
32,300	Trinity Capital, Inc.	460,921
240,170	VPC Impact Acquisition Holdings, Class A(a)	2,363,273
		28,199,967

Banks: 34.95%
62,003	Axos Financial, Inc.(a)	2,966,843
471,696	Bancorp, Inc.(a)	11,023,535
26,842	Community Heritage Financial, Inc.	620,855
145,181	Customers Bancorp, Inc.(a)	5,258,456
98,840	Eastern Bankshares, Inc.	1,803,830
40,740	First Financial Bankshares, Inc.	1,989,742
80,030	First Foundation, Inc.	1,886,307
22,295	First Republic Bank	4,347,971
107,294	Live Oak Bancshares, Inc.	6,458,026
53	Mechanics Bank/Walnut Creek CA	1,643,000
9,210	Meta Financial Group, Inc.	457,737
39,755	Metropolitan Bank Holding Corp.(a)	2,823,798
145,420	New York Community Bancorp, Inc.	1,713,048
17,270	Pacific Premier Bancorp, Inc.	655,915
73,480	Provident Bancorp, Inc.	1,159,514
32,928	ServisFirst Bancshares, Inc.	2,340,522
38,785	Signature Bank/New York NY	8,803,031
87,971	Silvergate Capital Corp., Class A(a)	9,043,419
8,426	SVB Financial Group(a)	4,633,963
88,145	TriState Capital Holdings, Inc.(a)	1,790,225
122,206	Triumph Bancorp, Inc.(a)	9,368,312
		80,788,049

Consumer Finance & Mortgage Companies: 4.43%
1,216,580	ECN Capital Corp.	10,229,179

Consumer Lending: 7.98%
462,970	LendingClub Corp.(a)	11,296,468
463,267	SoFi Technologies, Inc.(a)	7,152,843
		18,449,311

Shares		Value (Note 2)
Diversified Real Estate Activities: 0.50%
116,660	Power & Digital Infrastructure Acquisition Corp., Class A(a)	$1,159,600

Financial Data Providers: 1.56%
95,027	Open Lending Corp., Class A(a)	3,611,026

Investment Services: 1.31%
12,754	Coinbase Global, Inc., Class A(a)	3,017,341

Mortgage REITs: Commercial: 0.98%
106,873	AFC Gamma, Inc.	2,274,258

Property And Casualty Insurance: 2.66%
6,153	Kinsale Capital Group, Inc.	1,099,203
138,780	Porch Group, Inc.(a)	2,571,593
66,960	Trisura Group, Ltd.(a)	2,477,520
		6,148,316

Securities Brokerage & Services: 6.72%
431,020	Galaxy Digital Holdings, Ltd.(a)	7,133,381
618,737	Voyager Digital, Ltd.(a)	8,399,974
		15,533,355

Industrials: 13.71%
Transaction Processing Services: 13.71%
1,620	Bill.com Holdings, Inc.(a)	335,048
93,600	Ikonics Corp.(a)	2,054,520
167,820	Marathon Digital Holdings, Inc.(a)	4,636,867
55,020	Nuvei Corp.(a)	4,519,878
7,504	PayPal Holdings, Inc.(a)	2,067,577
268,409	Paysafe, Ltd.(a)	2,896,133
83,631	Repay Holdings Corp.(a)	2,083,248
122,440	Riot Blockchain Inc(a)	4,034,398
904,912	Sphere 3D Corp.(a)	3,058,603
9,875	Square, Inc., Class A(a)	2,441,692
443,825	Support.com, Inc.(a)	3,559,477
		31,687,441

Real Estate: 8.08%
Other Specialty REITs: 8.08%
1,335,125	DigitalBridge Group, Inc.(a)	9,292,470
14,920	Innovative Industrial Properties, Inc.	3,207,651
164,638	Power REIT(a)	6,168,986
		18,669,107

Technology: 0.08%
Software: 0.08%
14,190	Cleanspark, Inc.(a)	191,565

	Total Common Stocks
	(Cost $154,908,792)	219,958,515

Shares		Value (Note 2)
MUTUAL FUNDS: 2.45%
Financial Services: 2.45%
Asset Managers And Custodians: 1.11%
114,120	Grayscale Ethereum Trust(a)	$2,558,570

Investment Services: 1.34%
89,600	Bitcoin Investment Trust(a)	3,112,256

	Total Mutual Funds
	(Cost $2,626,233)	5,670,826

WARRANTS: 0.52%
109,500	Blue Owl Capital, Inc., Strike Price $11.50, Expiration Date 12/31/2025	$324,120
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	171,305
115,815	SoFi Technologies, Inc., Strike Price $11.50, Expiration Date 12/31/2025	701,839
		1,197,264

	Total Warrants
	(Cost $1,235,915)	1,197,264

SHORT TERM INVESTMENTS: 0.83%
	Dreyfus Government Cash Management Fund - Institutional Class
1,919,046	0.030% (7-Day Yield)	1,919,046

	Total Short Term Investments
	(Cost $1,919,046)	1,919,046

Total Investments: 98.96%
(Cost $160,689,986)		228,745,651

Other Assets In Excess Of Liabilities: 1.04%		2,410,946
Net Assets: 100.00%		$231,156,597

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”).  The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2021 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$1,565,277,667	$–	$–	$1,565,277,667
Short Term Investments	17,107,517	–	–	17,107,517
TOTAL	$1,582,385,184	$–	$–	$1,582,385,184

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$22,807,737	$–	$–	$22,807,737
Short Term Investments	111,565	–	–	111,565
TOTAL	$22,919,302	$–	$–	$22,919,302

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks	$219,958,515	$–	$–	$219,958,515
Rights and Warrants	1,197,264	–	–	1,197,264
Short Term Investments	1,919,046	–	–	1,919,046
Mutual Funds	5,670,826	–	–	5,670,826
TOTAL	$228,745,651	$–	$–	$228,745,651

(a)	For detailed Industry descriptions, see the accompanying Schedule of Investments.

For the three months ended July 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2021 (Unaudited)

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.